Label	Element	Value
The Tocqueville Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tocqueville Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Tocqueville Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Tocqueville Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Tocqueville Fund’s performance. During its most recent fiscal year, the Tocqueville Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Tocqueville Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tocqueville Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tocqueville Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Tocqueville Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Tocqueville Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.
The investment strategy of the Tocqueville Fund is value oriented and contrarian. The Tocqueville Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.
Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve. In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.
Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors. The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.
In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market. The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.
Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.
The portfolio manager will purchase stocks for the Tocqueville Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline. The portfolio manager will sell stocks when they are no longer considered to be good values.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Tocqueville Fund. The Tocqueville Fund is subject to the following risks:
•the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;
•a stock or stocks selected for the Tocqueville Fund’s portfolio may fail to perform as expected;
•a value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur; and
•the Tocqueville Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager’s perception of available investment opportunities. If the Tocqueville Fund focuses on a particular sector, the Tocqueville Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.
The Tocqueville Fund may be subject to risks particular to its investments in shares of information technology companies, including:
•information technology companies face intense competition and potentially rapid product obsolescence;
•information technology companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.
In addition, there are special risks associated with investing in non-U.S. securities, including:
•the value of foreign currencies may decline relative to the U.S. dollar;
•a foreign government may expropriate the Tocqueville Fund’s assets;
•political, social or economic instability in a foreign country in which the Tocqueville Fund invests may cause the value of the Tocqueville Fund’s investments to decline; and
•the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.
Who may want to invest in the Tocqueville Fund?
•investors who want a diversified portfolio;
•long-term investors with a particular goal, such as saving for retirement;
•investors who want potential growth over time;
•investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•investors who are willing to assume market risk of U.S. securities in the short-term for potentially higher gains in the long-term.
Keep in mind that mutual fund shares:
•are not deposits of any bank;
•are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Tocqueville Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares:•are not deposits of any bank;•are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund’s performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2020 compare with those of the S&P 500® Total Return Stock Index. Please note that the Tocqueville Fund’s performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future. Updated performance information is available at www.tocquevillefunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund’s performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2020 compare with those of the S&P 500® Total Return Stock Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocquevillefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Tocqueville Fund’s performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 18.05% (for the quarter ended June 30, 2020). The worst performance was -22.59% (for the quarter ended 3/31/2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund’s other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund’s other return figures.
The Tocqueville Fund | S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Stock Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
The Tocqueville Fund | The Tocqueville Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOCQX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
Annual Return 2011	rr_AnnualReturn2011	(0.48%)
Annual Return 2012	rr_AnnualReturn2012	10.19%
Annual Return 2013	rr_AnnualReturn2013	33.60%
Annual Return 2014	rr_AnnualReturn2014	12.75%
Annual Return 2015	rr_AnnualReturn2015	(2.55%)
Annual Return 2016	rr_AnnualReturn2016	8.55%
Annual Return 2017	rr_AnnualReturn2017	20.35%
Annual Return 2018	rr_AnnualReturn2018	(7.27%)
Annual Return 2019	rr_AnnualReturn2019	29.25%
Annual Return 2020	rr_AnnualReturn2020	12.58%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.58%
5 Years	rr_AverageAnnualReturnYear05	12.01%
10 Years	rr_AverageAnnualReturnYear10	10.99%
The Tocqueville Fund | The Tocqueville Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	9.87%
The Tocqueville Fund | The Tocqueville Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.06%
5 Years	rr_AverageAnnualReturnYear05	9.26%
10 Years	rr_AverageAnnualReturnYear10	8.88%
The Tocqueville Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Opportunity Fund’s (the “Opportunity Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Opportunity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund’s performance. During its most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver above-average long-term earnings growth. Such companies may include, but not limited to, information technology, and health care companies. The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization greater than $3 billion but less than the largest stock by market capitalization in the Russell Midcap® Index. As of January 31, 2021, the largest stock by market capitalization in the Russell Midcap® Index had a market capitalization of $68.327 billion. In addition, the Opportunity Fund may invest in large cap companies. Market capitalization is measured at the time of initial purchase.
The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries. The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies. The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate. The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements. The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.
The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.
While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.
Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Opportunity Fund. The Opportunity Fund is subject to the following risks:
•the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;
•growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;
•a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected; and
•the Opportunity Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager’s perception of available investment opportunities. If the Opportunity Fund focuses on a particular sector, the Opportunity Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.
The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:
•small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and
•small and mid cap companies are typically less liquid and more thinly traded which may make them more volatile than stocks of larger companies.
The Opportunity Fund may be subject to risks particular to its investments in the information technology sector, including:
•information technology companies face intense competition and potentially rapid product obsolescence; and
•information technology companies are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
The Opportunity Fund may be subject to risks particular to its investments in the healthcare sector, including:
•healthcare companies may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, and product liability claims, among other factors;
•many healthcare companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect profitability; and
•healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
In addition, there are special risks associated with investing in non-U.S. securities, including:
•the value of foreign currencies may decline relative to the U.S. dollar;
•a foreign government may expropriate the Opportunity Fund’s assets;
•political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline; and
•the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.
Who may want to invest in the Opportunity Fund?
•investors who want a diversified portfolio;
•long-term investors with a particular goal, such as saving for retirement;
•investors who want potential growth over time;
•investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.
Keep in mind that mutual fund shares:
•are not deposits of any bank;
•are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Opportunity Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares:•are not deposits of any bank; •are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2020 compare with those of the Russell 2500® Growth Total Return Index. Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future. Updated performance information is available at www.tocquevillefunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2020 compare with those of the Russell 2500® Growth Total Return Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocquevillefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 41.02% (for the quarter ended June 30, 2020). The worst performance was -25.00% (for the quarter ended 12/31/2018).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.00%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.
The Tocqueville Opportunity Fund | Russell 2500® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Total Return Index(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	40.47%
5 Years	rr_AverageAnnualReturnYear05	18.68%
10 Years	rr_AverageAnnualReturnYear10	15.00%
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOPPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,760
Annual Return 2011	rr_AnnualReturn2011	(1.31%)
Annual Return 2012	rr_AnnualReturn2012	12.18%
Annual Return 2013	rr_AnnualReturn2013	40.97%
Annual Return 2014	rr_AnnualReturn2014	10.48%
Annual Return 2015	rr_AnnualReturn2015	2.59%
Annual Return 2016	rr_AnnualReturn2016	(6.63%)
Annual Return 2017	rr_AnnualReturn2017	34.66%
Annual Return 2018	rr_AnnualReturn2018	(6.83%)
Annual Return 2019	rr_AnnualReturn2019	44.77%
Annual Return 2020	rr_AnnualReturn2020	52.86%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	52.86%
5 Years	rr_AverageAnnualReturnYear05	20.99%
10 Years	rr_AverageAnnualReturnYear10	16.45%
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	51.58%
5 Years	rr_AverageAnnualReturnYear05	19.72%
10 Years	rr_AverageAnnualReturnYear10	15.30%
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	32.14%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10	13.54%
The Tocqueville Phoenix Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Phoenix Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Phoenix Fund’s (formerly, the Delafield Fund) (the “Phoenix Fund”) investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Phoenix Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Phoenix Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Phoenix Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Phoenix Fund’s performance. During its most recent fiscal year, the Phoenix Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Phoenix Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Phoenix Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Phoenix Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Tocqueville Phoenix Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid- cap value companies that the portfolio managers consider to be undervalued, generate strong free cash flow, have shareholder friendly management teams and possess a catalyst for improved financial performance. Catalysts include events such as, appointment of new management and/or board members that have successful track records, an improved corporate strategy, M&A activity, operational restructuring that improves industry competitiveness, and the introduction of unique products that will meaningfully improve sales and/or profitability. The rigorous value oriented, fundamental research process includes financial statement analysis, in person (virtual) meetings with C-level management, competitive company analysis, plant visits and product demos.
The Phoenix Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $10 billion. In addition, the Phoenix Fund may invest in large cap companies. Market capitalization is measured at the time of initial purchase.
The Phoenix Fund may also invest in:
(i)    U.S. Government Securities: The U.S. Government securities in which the Phoenix Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.
(ii)    Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature. The money market funds in which the Phoenix Fund may invest seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Phoenix Fund. The Phoenix Fund is subject to the following risks:
•the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;
•a stock or stocks selected for the Phoenix Fund’s portfolio may fail to perform as expected;
•a value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur; and
•the Phoenix Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager’s perception of available investment opportunities. If the Phoenix Fund focuses on a particular sector, the Phoenix Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.
The Phoenix Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:
•small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and
•small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.
The Phoenix Fund may be subject to risks particular to its investments in the industrials sector, including:
•the stock prices of companies in the industrials sector may be affected by supply and demand, both for their specific product or service and for industrials sector products in general;
•the products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction; and
•companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims.
The Phoenix Fund may be subject to risks particular to its investments in shares of materials companies, including:
•companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors;
•companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.
The Phoenix Fund may be subject to risks particular to its investments in shares of information technology companies, including:
•information technology companies face intense competition and potentially rapid product obsolescence;
•information technology companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.
In addition, there are special risks associated with investing in non-U.S. securities, including:
•the value of foreign currencies may decline relative to the U.S. dollar;
•a foreign government may expropriate the Phoenix Fund’s assets;
•political, social or economic instability in a foreign country in which the Phoenix Fund invests may cause the value of the Phoenix Fund’s investments to decline; and
•the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.
Who may want to invest in the Phoenix Fund?
•investors who want a diversified portfolio
•long-term investors with a particular goal, such as saving for retirement
•investors who want potential growth over time
•investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.
Keep in mind that mutual fund shares:
•are not deposits of any bank;
•are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Phoenix Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares:•are not deposits of any bank;•are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following chart and table below provide some indication of the risks of investing in the Phoenix Fund by showing changes in the Phoenix Fund’s performance from year to year (on a calendar year basis) and by showing how the Phoenix Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2020, compare with those of the Russell 2000® Total Return Index and the S&P 500® Total Return Stock Index. Please note that the Phoenix Fund’s performance (before and after taxes) is not an indication of how the Phoenix Fund will perform in the future. Updated performance information in available at www.tocquevillefunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Phoenix Fund by showing changes in the Phoenix Fund’s performance from year to year (on a calendar year basis) and by showing how the Phoenix Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2020, compare with those of the Russell 2000® Total Return Index and the S&P 500® Total Return Stock Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocquevillefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Phoenix Fund’s performance (before and after taxes) is not an indication of how the Phoenix Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 33.86% (for the quarter ended December 31, 2020). The worst performance was -38.12% (for the quarter ended 3/31/2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

The Tocqueville Phoenix Fund | S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Stock Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
The Tocqueville Phoenix Fund | Russell 2000 ® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index*(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	8.66%
The Tocqueville Phoenix Fund | Russell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Total Return Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	13.26%
10 Years	rr_AverageAnnualReturnYear10	11.20%
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOPHX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,780
Annual Return 2011	rr_AnnualReturn2011	(7.17%)
Annual Return 2012	rr_AnnualReturn2012	20.21%
Annual Return 2013	rr_AnnualReturn2013	29.06%
Annual Return 2014	rr_AnnualReturn2014	(4.21%)
Annual Return 2015	rr_AnnualReturn2015	(18.12%)
Annual Return 2016	rr_AnnualReturn2016	22.87%
Annual Return 2017	rr_AnnualReturn2017	7.21%
Annual Return 2018	rr_AnnualReturn2018	(16.29%)
Annual Return 2019	rr_AnnualReturn2019	22.26%
Annual Return 2020	rr_AnnualReturn2020	6.70%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.70%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	4.97%
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	3.21%
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	3.78%

[1]	The Advisor has contractually agreed to waive the Tocqueville Fund’s management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2022 and may not be terminated by the Advisor before such time.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[3]	The Advisor has contractually agreed to waive the Opportunity Fund’s management fees and/or reimburse expenses in order to ensure that the Opportunity Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2022 and may not be terminated by the Advisor before such time.
[4]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[5]	The Advisor has contractually agreed to waive the Phoenix Fund’s management fees and/or reimburse expenses in order to ensure that the Phoenix Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2022 and may not be terminated by the Advisor before such time.